Consolidated Balance Sheet Components (Details) - Schedule of other non-current liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other non-current liabilities [Abstract]
CIRM grant liability	$ 600	$ 600
Accrued tax liability	24
Restricted stock liability	19	53
License option liability, non-current		200
Total	$ 643	$ 853